Concentration and Risks - Summary of Concentration and Risks (Parenthetical) (Detail) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		12.00%
No more than [Member] | Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		10.00%
No more than [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%